Note 23 - Subsequent Events	12 Months Ended
Mar. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
23.	SUBSEQUENT EVENTS

On June 25, 2014, IIJ’s shareholders approved the payment of a cash dividend to shareholders of record at March 31, 2014 of ¥11 ($0.11) per share or in the aggregate amount of ¥505,330 thousand ($4,907 thousand).